Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund
Prospectus Date	rr_ProspectusDate	Oct. 20, 2022
Document Creation Date	dei_DocumentCreationDate	Oct. 19, 2022